Derivatives and Hedge Accounting - Fair Value Changes on Derivatives Designated under Fair Value Hedge Accounting (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivatives And Hedge Accounting [Abstract]
Change in fair value of derivatives	€ (184)	€ (170)	€ 81
Change in fair value of assets and liabilities (hedged items)	91	244
Net accounting ineffectiveness recognised in the Statement of profit or loss	€ (93)	€ 74